Financial instruments	12 Months Ended
Dec. 31, 2018
Statement [LineItems]
Financial instruments
24	Financial instruments

The Company holds the following financial instruments:

Financial assets	Assets at FVPL	Assets at amortized cost	Total
December 31, 2018
Trade receivables	—	136,611	136,611
Financial investments	2,370	808,789	811,159
Financial instruments from acquisition of interests	26,630	—	26,630
Cash and cash equivalents	12,301	—	12,301

	41,301	945,400	986,701

	Assets at FVPL	Loans and receivables	Total
December 31, 2017
Trade receivables	—	94,936	94,936
Financial investments	36,686	46,522	83,208
Financial instruments from acquisition of interests	12,511	—	12,511
Cash and cash equivalents	834	—	834

	50,031	141,458	191,489

Financial liabilities	Liabilities at FVPL	Liabilities at amortized cost	Total
December 31, 2018
Trade payables	—	14,845	14,845
Financial instruments from acquisition of interests	25,097	—	25,097
Accounts payable to selling shareholders	—	181,381	181,381

	25,097	196,226	221,323

December 31, 2017
Trade payables	—	3,918	3,918
Financial instruments from acquisition of interests	13,637	—	13,637
Accounts payable to selling shareholders	—	58,003	58,003

	13,637	61,921	75,558

The Company’s exposure to certain risks associated with the financial instruments is discussed in Note 25.

The maximum exposure to credit risk at the end of the reporting period is the carrying amount of each class of financial assets mentioned above.

(a)	Financial instruments at fair value through profit or loss

Financial investments

The Company designated part of its financial investments as financial assets at fair value through profit or loss, related to multimarket investment fund which investments were entered to achieve 102.3% of the CDI. The Company designated these investments at fair value through profit or loss, given the swaps exist solely for the counterparty to deliver a fixed return on CDI. See Note 6 for more details on the financial investments.

Derivative instruments

The Company acquired entities under business combinations and through the acquisition of interests in associates and joint ventures. The share purchase agreements contain put and call options and forward contracts that are also measured at fair value through profit or loss.

As of and for the years ended December 31, 2018, 2017 and 2016 none of the Company’s derivatives have been designated as hedges for accounting purposes.

(ii) Amounts recognized in profit or loss

Changes in fair values of financial instruments at fair value through profit or loss are recorded in finance income (costs) in profit or loss (gain of R$ 659, loss of R$ 6,657 and gain of R$ 31,682 for the years ended in December 31, 2018, 2017 and 2016, respectively).

(b)	Recognized fair value measurements

(i) Fair value hierarchy

The table below explains the judgements and estimates made in determining the fair values of the financial instruments that are recognized and measured at fair value through profit or loss in the consolidated financial statements. To provide an indication about the reliability of the inputs used in determining fair value, the Company has classified its financial instruments into the three levels.

Assets and liabilities are measured and recognized at fair value as follows:

	Hierarchy	2018	2017
Financial assets
Cash and cash equivalents	Level 2	12,301	834
Financial investments	Level 2	2,370	36,686
Derivative financial instruments	Level 3	26,630	12,511
Financial liabilities
Derivative financial instruments	Level 3	25,097	13,637

As of December 31, 2018 and 2017, the Company assessed the fair values of its financial instruments. This assessment does not indicate fair values significantly different from the carrying amounts. The estimated realizable values of financial assets and liabilities were determined based on available market information and appropriate valuation methodologies.

The Company’s policy is to recognize transfers into and transfers out of fair value hierarchy levels as at the end of the reporting period.

There were no transfers between levels for recurring fair value measurements during the financial statements periods presented herein.

(ii) Valuation techniques used to determine fair values

Specific valuation techniques used to value financial instruments include:

•	the use of quoted market prices or dealer quotes for similar instruments;

•	the fair value of derivatives is calculated with Black & Scholes; and

•	the fair value of the remaining financial instruments is determined using discounted cash flow analysis.

All of the resulting fair value estimates are included in level 2 except for contingent consideration and certain derivative contracts, where the fair values have been determined based on present values and the discount rates used were adjusted for counterparty or own credit risk.

If the inputs used to measure the fair value of an asset or a liability fall into different levels of the fair value hierarchy, then the fair value measurement is categorized in its entirety in the same level of the fair value hierarchy as the lowest level input that is significant to the entire measurement.

(iii) Fair value measurements using significant unobservable inputs (level 3)

The following table presents the changes in level 3 items for the years ended December 31, 2018, 2017 and 2016.

Recurring fair value measurements	Financial instruments from acquisition of interests (assets)	Financial instruments from acquisition of interests (liabilities)
Balance as of December 31, 2015	2,901	(20,474)
Acquisitions	8,851	(29,724)
Deferred revenue in Escola de Aplicação São José dos Campos	—	(201)
Disposals	(2,501)	—
Gains/(losses) recognized in statement of income	11,359	20,323

Balance as of December 31, 2016	20,610	(30,076)

Acquisitions	—	(364)
Disposals	(4,542)	19,852
Deferred revenue in Escola de Aplicação São José dos Campos	—	51
Losses recognized in statement of income	(3,557)	(3,100)

Balance as of December 31, 2017	12,511	(13,637)

Payment of capital increase in Geekie	—	2,000
Deferred revenue in Escola de Aplicação São José dos Campos	—	50
Gains (losses) recognized in statement of income (loss)	14,119	(13,510)

Balance as of December 31, 2018	26,630	(25,097)

(iv) Transfers between levels 2 and 3

In the years ended December 31, 2018, 2017 and 2016, the Company did not transfer any financial instruments from level 2 into level 3.

(v) Valuation processes

The finance department of the Company performs and reviews the valuations of items required for financial reporting purposes, including level 3 fair values. Discussions of valuation processes and results conform with the Company’s yearly reporting periods. Also, the Company hires specialists to measure fair value of certain financial assets and liabilities independently.

The main level 3 inputs used by the Company are derived and evaluated as follows:

•

Discount rates for financial assets and financial liabilities are determined using a capital asset pricing model to calculate a pre-tax rate that reflects current market assessments of the time value of money and the risk specific to the asset.

•	Risk adjustments specific to the counterparties (including assumptions about credit default rates) are derived from observable market data of credit risk grading.

•	Earnings growth factors for unlisted equity securities are estimated based on market information for similar types of companies.

•

Contingent consideration – expected cash outflows are estimated based on the terms of the business combinations and the entity’s knowledge of the business as well as how the current economic environment is likely to impact it.